Events Occurring After the Reporting Date	12 Months Ended
Jan. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After the Reporting Date

38	Events occurring after the reporting date

On February 5, 2020, the Company received an instruction to issue 384,221 shares under the Convertible Promissory Note dated December 19, 2019 at a conversion price of US$0.5856 for a total of US$225,000.

On 12 February 2020, the Company completed a private placement of a convertible promissory note and a warrant to purchase ordinary shares, for a purchase price of US$3m, with a principal balance before discount and expenses of US$3.17m. The holder exercised the right to exchange the warrant for a 5% increase in the balance of the Note, and as result the warrant was cancelled, and the balance of the Note was increased by US$0.2m. The note accrues daily interest at 20% p.a, and matures on February 11, 2022. The Company has the right to prepay the Note, subject to a 25% premium. The Note is subordinated to the Company’s existing senior secured credit facility with the Bank of New Zealand. From August 12, 2020 the holder has the right to convert the outstanding balance of the note into the Company’s ordinary shares at a conversion price of US$4.00 per share.

On 12 March 2020, the Group entered into a Deed of Amendment with the Bank of New Zealand to extend its loan facility of NZD$16,700,000 (31 January 2019: NZD$20,000,000) until March 2022. The facility includes guarantees and financial instruments totalling NZD$1,345,000.

In March 2020, the World Health Organisation declared the outbreak coronavirus (“COVID-19”) as a pandemic, which continues to spread throughout New Zealand, Australia and the United States. As a result, we have closed New Zealand retail and outlet locations on 23 March 2020 and Australian retail and outlet locations on 28 March 2020. Online channels continue to operate however we have seen a reduction in consumer spending. The closure of retail and outlet locations and reduction in sales within online channels has resulted in a negative impact to the Group’s revenue. Whilst the situation is expected to be temporary, we note it is rapidly developing and not yet practicable to estimate the extend of the impact this may have on the Group. Therefore, while we expect this to negatively impact the business, results of operations, and financial position the Group has, negotiated payment terms with key suppliers, reviewed staffing requirements and applied for government subsidies to help alleviate some of the cash constraints and preserve its cash position and help preserve its financial flexibility. Refer to Note 2 (a) for further details.

On April 15, 2020, Naked Brand Group Limited (the “Company”) entered into a Securities Purchase Agreement (the “SPA”) for a private placement to St. George Investments LLC (the “Holder”) of a Convertible Promissory Note (the “Note”) and a Warrant to Purchase Ordinary Shares (the “Warrant”), for a purchase price of $1.5 with a principal balance before discount and expense of US$1.6m

Of the total purchase price, the Holder is paying US$0.75m in cash and is paying the remaining US$0.75m through the delivery of a promissory note (the “Investor Note”). The funding of the cash portion of the purchase price is expected to occur on or about April 16, 2020. The Investor Note was issued as of April 15, 2020, does not accrue interest, and matures on April 30, 2020. The holder exercised the right to exchange the warrant for a 5% increase in the balance of the Note. The note accrues daily interest at 20% p.a, and matures on April 14, 2022. The Company has the right to prepay the Note, subject to a 25% premium. The Note is subordinated to the Company’s existing senior secured credit facility with the Bank of New Zealand. From October 14, 2020 the holder has the right to convert the outstanding balance of the note into the Company’s ordinary shares at a conversion price of US$4.00 per share.

On April 13, 2020, the Company received an instruction to issue 411,929 shares under the Convertible Promissory Note dated October 4, 2019 at a conversion price of US$0.30345 for a total of US$125,000.

On April 24, 2020, the Company received an instruction to issue 414,872 shares under the Convertible Promissory Note dated October 4, 2019 at a conversion price of US$0.31335 for a total of US$130,000.

On April 28, 2020, the Company received an instruction to issue 415,031 shares under the Convertible Promissory Note dated October 4, 2019 at a conversion price of US$0.31335 for a total of US$130,050.

On April 30, 2020, the Company received an instruction to issue 590,394 shares under the Convertible Promissory Note dated October 4, 2019 at a conversion price of US$0.31335 for a total of US$185,000.

On April 30, 2020, the Company received US$0.75m relating to the promissory note, “Investor Note”, mentioned above.

On May 5, 2020, the Company received an instruction to issue 255,306 shares under the Convertible Promissory Note dated October 4, 2019 at a conversion price of US$0.31335 for a total of US$80,000.